INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS AND GOODWILL

11. INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software (1)	Goodwill	Total
Cost
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Additions	-	-	-	4,684	-	4,684
Foreign exchange translation	-	-	1,571	29,576	257,782	288,929
Impairment	-	-	(24,571)	(462,577)	(6,198,191)	(6,685,339)
Balance at December 31, 2022 and June 30, 2023	$41,931	$197,000	$-	$123,683	$-	$362,614

Accumulated amortization
Balance at December 31, 2021	$41,931	$60,414	$3,450	$114,235	$-	$220,030
Charge for the year	-	27,317	4,719	147,446	-	179,482
Foreign exchange translation	-	-	431	13,295	-	13,726
Impairment	-	-	(8,600)	(221,825)	-	(230,425)
Balance at December 31, 2022	41,931	87,731	-	53,151	-	182,813
Charge for the period	-	10,926	-	7,053	-	17,979
Balance at June 30, 2023	$41,931	$98,657	$-	$60,204	$-	$200,792

Net book value:
December 31, 2022	$-	$109,269	$-	$70,532	$-	$179,801
June 30, 2023	$-	$98,343	$-	$63,479	$-	$161,822

(1)	Software acquired via acquisition of Vital and Dronelogics.